APPENDIX I
UNITED STATES
SECURITIES AND EXCHANGE
 COMMISSION
Washington, D.C. 20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

Read instructions of end of
 Form before preparing Form
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1.	Name and address of issuer:

The Managers Funds
40 Richards Ave.
Norwalk, CT 06854

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2.	The name of each series or
class of securities for which this Form is
filed (If the Form is being filed for all
 series and classes of securities of
the issuer, check the box but do
 not list series or classes):
Managers Income Equity Fund
Managers Capital Appreciation Fund
Managers Small Company Fund
Managers Special Equity Fund
Managers International Equity Fund
Managers Emerging Markets Equity Fund
Managers Short and Intermediate Fund
Managers Bond Fund
Managers Global Bond Fund
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3.	Investment Company Act
 File Number: 811-3752
Securities Act File Number: 2-84012

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4.	(a)  Last day of fiscal year for which
this notice is filed:
December 31, 2000
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4. (b)	Check box if this Form is being
filed late (i.e., more than 90 calendar
days after the end of the issuer's fiscal
 year).  (See Instruction A.2)

Note: If the Form is being filed late,
 interest must be paid on the
registration fee due.
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5.	(c) Check box if this is the last
 time the issuer will be filing this Form.
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5. Calculation of registration fee:

(i)	Aggregate sale price of securities
 sold during the fiscal year in
pursuant to section 24(f):
$4,016,679,213
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(ii)	Aggregate price of
securities redeemed or
repurchased during the fiscal
 year:
$2,724,431,577
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(iii)	Aggregate price of securities
 redeemed or repurchased during
any prior fiscal year ending no
earlier than October 11, 1995
that were not previously used to
 reduce registration fees payable
 to the
Commission:
$	771,984,679
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(iv)	Total available redemption
 credits
	[add Items 5 (ii) and 5 (iii)]:
$3,496,416,256
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(v)	Net sales if Item 5 (i)
 is greater than Item 5 (iv)
	[subtract Item 5 (iv) from Item 5 (i)]:
$520,262,957
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(vi)	Redemption credits available
 for use in future
	years if Item 5 (i) is less than 5 (iv)
	[subtract Item 5 (iv) from Item 5(I)]:
$0
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(vii)	Multiplier for determining
registration fee
(See Instruction C. 9):
	x	.00025
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	(viii)	Registration fee due
	[multiply Item 5 (v) by Item
 5 (vii)] (enter "0" if no fee is due):
=$   130,065.74
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6.	Prepaid Shares

If the response to item 5 (i) was
 determined by deducting an amount
 of  securities that were registered
under the Securities Act of 1933
pursuant to rule 24e-2 as in effect
before [effective date of rescission of
rule 24e-2], then report the amount of
securities (number of shares or
other units) deducted here: 0 if there is
 a number of shares or other
units that were registered pursuant to rule
 24e-2 remaining unsold at the end of the
fiscal year for which this form is filed that
are available for use by the issuer in future
fiscal years, then state that number here:
0
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7.	Interest due if this Form is being filed
 more than 90 days after the end of the
issuer's
fiscal year (see Instruction D):
$	0

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8.	Total of the amount of the
registration fee due plus any interest
 due
[line 5 (viii) plus line 7]:	=
$	0----------------------
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9.	Date the registration fee and any
10.	 interest payment was sent to the
Commission's lockbox depository:






Method of Delivery:

X	Wire Transfer
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Mail or other means
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SIGNATURES

This report has been signed
 below by the following persons
on behalf of the
issuer and in the capacities and on
the dates indicated.

By (Signature and Title)*
/s/ Peter M. McCabe
Peter M. McCabe, Assistant Treasurer
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Date:	March 20, 2001
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*Please print the name and title of
 the signing officer below the signature.